Loans and Asset Quality - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to directors and executive officers and to entities in which certain of our directors have an ownership interest or direct or indirect subsidiaries of such entities	$ 5	$ 3	$ 3
Loans	46,629	43,979
Number of business days in which overdrafts are generally repaid	2 days
Other Residential Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Subsequently defaulted number of contracts	21
Subsequently defaulted recorded investment	6
Wealth Management Mortgages Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan to value ratio at origination	63.00%
Percentage of past due mortgages	1.00%
Loans	4,142	3,781
Wealth Management Mortgages Portfolio Segment | New York State
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations	22.00%
Wealth Management Mortgages Portfolio Segment | California State
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations	19.00%
Wealth Management Mortgages Portfolio Segment | Massachusetts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations	17.00%
Wealth Management Mortgages Portfolio Segment | Florida
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations	8.00%
Wealth Management Mortgages Portfolio Segment | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations	34.00%
Overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	5,298	4,849
Number of business days in which overdrafts are generally repaid	2 days
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	36,459	33,971
Domestic | Other Residential Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,632	1,923
Purchased mortgages	497
Purchased residential mortgages, loan to value ratio	75.00%
Percentage of purchased residential mortgages that were at least 60 days delinquent	24.00%
Domestic | Overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	2,228	2,958	4,524
Domestic | Margin Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 13,397	$ 12,760	$ 6,810
Domestic | Margin Loans | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Required daily collateral margin	100.00%	100.00%